Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 56,785,800.00
Previously Paid Amount	0.00
Total Fee Amount	7,842.12
Total Offset Amount	0.00
Net Fee	$ 7,842.12
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A